Other payables	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Other payables

30. Other payables

Other payables as at December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Salaries and wages	6,014	10,491
Social security contributions	5,292	5,285
Vacation accrual	4,499	4,869
Withholding taxes on payroll and on others	1,966	2,902
Advance payment from the Parent’s majority shareholder	—	2,500
Advance payment from the sale of a building (High Point, NC, USA)	3,658	—
Other accounts payable	5,277	5,672
Total	26,706	31,719

The liability for the advance payment of 2,500 made by the majority shareholder of the Parent Company was settled at the end of March 2024 through the conversion of the aforementioned amount into a loan contract effective from March 31, 2024, with maturity on March 31, 2027, and the application of an interest rate of 2.5% (see notes 20 and 45).

The amount of 3,658 refers to the advance payment received from the majority shareholder following the signing of the preliminary agreement in October 2024 for the sale of a building located in High Point, NC (see notes 7 and 45).

As at December 31, 2024 the item 'Social security contributions' includes the short-term portion of the early retirement agreement amounting to 668 (637 as at December 31, 2023).